LONG-TERM INVESTMENTS - Equity Method Investments (Details)	1 Months Ended						12 Months Ended				27 Months Ended
	Apr. 30, 2016 CNY (¥)	Sep. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2015 CNY (¥)	Jan. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Aug. 31, 2014 CNY (¥)	Mar. 31, 2017 USD ($) item	Mar. 31, 2017 CNY (¥) item	Mar. 31, 2016 CNY (¥) item	Mar. 31, 2015 CNY (¥)	Mar. 31, 2017 CNY (¥)
Equity method investments
Equity method investments								¥ 8,893,440	¥ 48,747,486		¥ 8,893,440
Share of loss recognized							$ 2,342,128	16,121,334	8,829,140	¥ 2,196,750
Beijing Zhishang Education Technology Ltd. ("Zhishang")
Equity method investments
Equity method investments								2,740,234	7,701,753		2,740,234
Summarized financial information of the equity method investments
Current assets								7,193,920	16,915,455		7,193,920
Non current assets								1,107,731	1,519,523		1,107,731
Current liabilities								1,513,637	1,319,972		1,513,637
Non-controlling interests								698,605			698,605
Net assets attributable to Zhishang's shareholders								6,089,409	17,115,006		¥ 6,089,409
Net revenue								486,711	5,910
Cost and operating expenses								12,442,948	11,813,664	2,577,214
Loss before income taxes								(11,160,739)	(10,433,271)	(2,451,723)
Net loss								(11,160,739)	(10,433,271)	(2,451,723)
Net loss attributable to Zhishang's shareholders								¥ (11,025,597)	(10,433,271)	(2,451,723)
Master Mind Education Company ("Master Mind")
Equity method investments
Equity method investments									27,534,547
Percentage of equity interest					33.00%			33.00%			33.00%
Cash consideration			¥ 12,302,000		¥ 18,453,864
Share of loss recognized								¥ 5,230,027	2,314,074	882,809
Impairment loss								22,304,520
Summarized financial information of the equity method investments
Current assets								2,818,796	17,275,584		¥ 2,818,796
Non current assets								342,833	421,415		342,833
Current liabilities								3,161,629	1,848,431		¥ 3,161,629
Equity									15,848,568
Net revenue								609,837	592,961	143,100
Cost and operating expenses								17,350,165	13,662,672	2,824,687
Loss before income taxes								(15,848,568)	(13,012,346)	(2,675,180)
Net loss								¥ (15,848,568)	(13,012,346)	(2,675,180)
Beijing Satech Internet Educational Technology Ltd. ("Satech")
Equity method investments
Equity method investments									4,520,146
Percentage of equity interest	10.78%			20.00%				30.78%			30.78%
Cash consideration	¥ 8,466,660			¥ 6,000,000							¥ 14,466,660
Share of loss recognized								¥ 3,091,954	1,269,187	210,666
Impairment loss								9,894,852
Summarized financial information of the equity method investments
Current assets								1,091,944	896,029		1,091,944
Non current assets								142,408	166,704		142,408
Current liabilities								2,037,788	1,543,959		2,037,788
Equity								(803,436)	(481,226)		(803,436)
Net revenue								326,188	9,674
Cost and operating expenses								10,716,073	8,367,416	1,056,987
Loss before income taxes								(10,380,733)	(8,345,933)	(1,053,332)
Net loss								(10,380,733)	(8,345,933)	(1,053,332)
Brilent Inc. ("Brilent")
Equity method investments
Equity method investments								6,153,206	8,991,040		¥ 6,153,206
Share of loss recognized								¥ 2,837,834	550,907
Master Mind and Satech
Equity method investments
Number of equity method investments with other than temporary impairments | item							2	2
ATA Online | Beijing Zhishang Education Technology Ltd. ("Zhishang")
Equity method investments
Percentage of equity interest						45.00%
Cash consideration						¥ 13,500,000
Share of loss recognized								¥ 4,961,519	¥ 4,694,972	¥ 1,103,275
ATA BVI | Brilent Inc. ("Brilent")
Equity method investments
Percentage of equity interest									15.47%
Number of board seat held | item									1
Total number of board seat | item									6
ATA BVI | Brilent Inc. ("Brilent") | Preferred Shares
Equity method investments
Number of shares purchased | shares		2,156,721
Purchase price (USD per share) | $ / shares		$ 0.6955
Total consideration | $		$ 1,500,000